UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund
(All Share Classes)

Supplement dated April 1, 2008
to the Prospectuses dated December 31, 2007

The second paragraph in the Prospectuses under the heading “The Funds’ Management and Administration — JPMIM, Sub-Advisers and Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Kay Herr, a Managing Director of JPMIM, is responsible for the portfolio management of the Fund. An employee since 1999, Ms. Herr covers the real estate sector. Previously, Ms. Herr covered consumer stable and cyclical sectors in the U.S. Fixed Income Credit Research Group. Prior to joining the firm, she was a credit research analyst with Prudential Securities in its municipal bond research department. She holds a B.A. in economics from the University of Virginia and an M.B.A. with distinction from New York University Stern School of Business. She is also a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-RI-UM-408

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund
(All Share Classes)

Supplement dated April 1, 2008
to the Statement of Additional Information dated December 31, 2007

All references to Scott W. Blasdell in the Statement of Additional Information are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-RI-UM-408